Expense with current and deferred income tax and social contribution (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expense With Current And Deferred Income Tax And Social Contribution
Profit before income tax and social contribution		R$ 1,720,908	R$ 3,103,225	R$ 1,992,404
Combined tax rate		34.00%	34.00%	34.00%
Combined tax rate on income tax and social contribution		R$ (585,109)	R$ (1,055,097)	R$ (677,417)
(Additions) / deletions:
Equity in earnings		(20,939)	(3,935)
Permanent additions and exclusions:
Non-taxable revenues		152,277	135,465	11,370
Non-deductible expenses for tax purposes		(120,682)	(53,505)	(42,329)
Tax incentive – SUDENE/SUDAM	[1]	157,254	167,118	164,442
Tax benefit related to interest on shareholders’ equity		476,000	356,150	368,220
Sale I – Systems (formerly FiberCo)	[2]		(335,935)
IR/CS credit on Selic related do tax overpayment	[3]		534,804
Reversal of Provision for IR/CS - TIM Nordeste	[4]		87,565
Tax losses and temporary differences not recognized		(129,954)
Other amounts		21,000	21,319	11,564
Income before income tax		534,956	909,046
Income tax and social contribution recorded in income (loss) for the year		R$ (50,153)	R$ (146,051)	R$ (164,150)
Effective rate		2.91%	4.71%	8.24%

[1]	As mentioned in Note 27 c.3, in order for investment grants not to be computed in taxable income, they must be recorded as a tax incentive reserve, which can only be used to absorb losses or be incorporated into the share capital. The Company has tax benefits that fall under these rules.
[2]	Refer to deferred taxes on goodwill written-off, according to the sale transaction described in Note 1.2.2, which took place in November 2021 between TIM S.A. and IHS.
[3]	As mentioned in note 9, in September 2021, the Federal Supreme Court (STF), with general repercussions, established an understanding for the non-levy of Corporate Income Tax (IRPJ) and Social Contribution (CSLL) on the monetary restatement using the SELIC rate in cases of undue payment. Although the aforementioned decision is still pending publication, as well as the specific TIM lawsuit is still pending judgment, TIM recorded its best estimate in the amount of R$ 534.8 million, since the likelihood of a favorable outcome for the Company becomes probable.
[4]	In the second quarter of 2021, there was a positive impact of R$ 87 million arising from the write-off of assets and reversal of the provision for income tax and social contribution, set up in 2009, due to the partial success in an administrative proceeding related to the merger of the company TIM Nordeste by TIM Celular.